CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY BALANCE SHEETS (Parenthetical) (Details) - $ / shares	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Class A Ordinary Shares
Common stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	4,924,849,600	4,880,496,457	4,880,496,457
Common stock, shares issued	69,361,883	63,567,099
Common stock, shares outstanding	69,361,883	63,567,099
Class B Ordinary Shares
Common stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	71,355,616	75,150,400	75,150,400
Common stock, shares issued	71,355,616	75,150,400
Common stock, shares outstanding	71,355,616	75,150,400
ECMOHO LIMITED | Class A Ordinary Shares
Common stock, par value	$ 0.00001	$ 0.00001
Common stock, shares authorized	4,880,496,457	4,880,496,457
Common stock, shares issued	69,361,883	63,567,099
Common stock, shares outstanding	69,361,883	63,567,099
ECMOHO LIMITED | Class B Ordinary Shares
Common stock, par value	$ 0.00001	$ 0.00001
Common stock, shares authorized	71,355,616	75,150,400
Common stock, shares issued	71,355,616	75,150,400
Common stock, shares outstanding	71,355,616	75,150,400